Leases - Amounts recognized in the consolidated balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 9,891	$ 8,778
Additions of right-of-use assets	4,908	7,122
Lease liabilities
Current	2,113	2,952
Non-current	7,322	5,427
Total liabilities	$ 9,435	8,379
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of right of use assets (in years)	10 years
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 8,804	7,195
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,087	$ 1,583